Combined Balance Sheets (Parenthetical)	Dec. 31, 2021 $ / shares shares
Temproary equity redemption shares	11,500,000
Temporary equity, redemption price per share | $ / shares	$ 10.20
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,250,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	125,000,000
Common stock, shares issued	0
Common stock, shares outstanding	0
Northern Lights Acquisition Corp [Member]
Temproary equity redemption shares	11,500,000
Temporary equity, redemption price per share | $ / shares	$ 10.20
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,250,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Northern Lights Acquisition Corp [Member] | Common Class A [Member]
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	125,000,000
Common stock, shares issued	528,175
Common stock, shares outstanding	528,175
Common stock, shares redemption	11,500,000
Northern Lights Acquisition Corp [Member] | Common Class B [Member]
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	12,500,000
Common stock, shares issued	2,875,000
Common stock, shares outstanding	2,875,000